Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Castle Tandem Fund
Class Name	Castle Tandem Fund
Trading Symbol	TANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Castle Tandem Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleim.com/tandx/literature/. You can also request this information by contacting us at 1-877-743-7820.
Additional Information Phone Number	1-877-743-7820
Additional Information Website	https://www.castleim.com/tandx/literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Castle Tandem Fund	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Castle Tandem Fund	7.64%	7.85%	8.88%
S&P 500® Index	25.02%	14.53%	15.36%

Performance Inception Date	Mar. 15, 2019
Net Assets	$ 30,353,671
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 158,701
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$30,353,671
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	5%
Total Advisory Fees Paid ($)	$158,701

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Goldman Sachs FS Government Fund Institutional Class	7.03%
United States Treasury 3.93% Due 01/14/2025	4.93%
Cboe Global Markets, Inc.	4.83%
Visa Inc. - Class A	4.16%
United States Treasury 3.46% Due 01/07/2025	4.11%
Intercontinental Exchange, Inc.	3.68%
FactSet Research Systems, Inc.	3.64%
ResMed, Inc.	3.54%
Abbott Laboratories	3.39%
United States Treasury 4.10% Due 01/21/2025	3.29%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Goldman Sachs FS Government Fund Institutional Class	7.03%
United States Treasury 3.93% Due 01/14/2025	4.93%
Cboe Global Markets, Inc.	4.83%
Visa Inc. - Class A	4.16%
United States Treasury 3.46% Due 01/07/2025	4.11%
Intercontinental Exchange, Inc.	3.68%
FactSet Research Systems, Inc.	3.64%
ResMed, Inc.	3.54%
Abbott Laboratories	3.39%
United States Treasury 4.10% Due 01/21/2025	3.29%